Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of basic earnings per share

	2024	2023	2022

Income attributable to the shareholders of the company	3,153,881	2,837,422	1,670,755

Weighted average number of shares issued (thousands)	2,419,831	2,420,710	2,419,961

Basic earnings per share (in R$)	1.30	1.17	0.69

Schedule of diluted earnings per share

	2024	2023	2022

Income attributable to the shareholders of the company	3,153,881	2,837,422	1,670,755

Weighted average number of shares issued (thousands)	2,420,199	2,420,758	2,420,245

Diluted earnings per share (in R$)	1.30	1.17	0.69